Schedule of Changes in Construction in Progress, by Project (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 1	$ 105,160
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 2	0
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 3	750,493
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 4	750,493
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 5	2,146,531
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 6	2,127,547
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 7	3,002,184
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 8	2,878,040
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 9	426,942
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 10	383,536
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 11	3,798,563
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 12	3,133,873
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 13	4,225,505
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 14	3,517,409
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 15	50,297
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 16	6,477
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 17	314,360
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 18	0
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 19	364,657
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 20	6,477
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 21	325,989
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 22	319,988
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 23	7,690,748
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 24	6,139,421
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 25	8,016,737
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 26	6,459,409
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 27	1,228,888
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 28	133,058
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 29	4,176,510
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 30	2,649,829
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 31	8,500
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 32	8,500
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 33	4,185,010
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 34	2,658,329
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 35	21,022,981
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 36	$ 15,652,722